Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition and Deferred Revenue
Deferred revenue	$ 100	$ 157	$ 351
Liabilities:
Series B warrant		183	105
Unaudited Pro Forma Presentation
Preferred stock warrant liability that will be reclassified to additional paid-in capital		183	105
Fair value
Assets:
Total Assets		10,909	2,407
Liabilities:
Total liabilities		183	105
Level 1
Assets:
Total Assets		10,909	2,407
Level 3
Liabilities:
Total liabilities		183	105
Recurring | Fair value
Assets:
Money market funds	108,411	10,909	2,407
Total Assets	108,411	10,909
Liabilities:
Series B warrant		183	105
Total liabilities		183
Unaudited Pro Forma Presentation
Preferred stock warrant liability that will be reclassified to additional paid-in capital		183	105
Recurring | Level 1
Assets:
Money market funds	108,411	10,909	2,407
Total Assets	108,411	10,909
Recurring | Level 3
Liabilities:
Series B warrant		183	105
Total liabilities		183
Unaudited Pro Forma Presentation
Preferred stock warrant liability that will be reclassified to additional paid-in capital		$ 183	$ 105